Putnam
Municipal
Opportunities
Trust


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-98


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Over the past six months, Putnam Municipal Opportunities Trust once again provided solid performance and remained one of the leading funds in its competitive field in terms of income and total return. The fund's level of current income stayed quite competitive, while its total return performance improved. These achievements reflect the continued success of manager Blake Anderson's investment strategy, most notably his use of leverage, portfolio structuring, and duration management techniques. For complete performance details, please turn to pages 6 and 7.

* MUNICIPAL BOND MARKET RALLIES; PRICES REACH ATTRACTIVE LEVELS

Throughout the dramatic market shifts of 1998, the municipal bond market has continued to stand its ground. As foreign investors and hedge fund investors panicked about plummeting stock markets, they began a flight to quality -- selling hedge funds and emerging-markets funds in favor of the safety of U.S. Treasury bonds. This buying drove up the prices of Treasuries and pushed down their yields. Since foreign investors do not benefit from the tax advantages of municipal bonds, prices in this market didn't rise as much as Treasuries. However, as of the end of October, long-term municipal bond yields were approximately the same as the 30-year Treasury bond yield -- making municipal bonds an exceptional investment opportunity for U.S. investors.

* PORTFOLIO STRUCTURE ENHANCES VALUE WHILE LEVERAGE CONTINUES TO BOOST
  INCOME

The portfolio's mix of high-quality and high-coupon bonds continued to serve shareholders well over the past six months. Early on, high-coupon, lower-grade holdings generated significant income for the fund. When investor sentiment shifted in mid July, these bonds underperformed somewhat. Fortunately, the portfolio also contained a high concentration of higher-quality, longer duration bonds. These performed extremely well when the lower-grade bonds fell out of favor and achieved solid capital appreciation during the market rally.

At the same time, the fund's use of leveraging continued to help boost income substantially. With leveraging, the fund offers preferred shares that pay dividends at prevailing short-term rates. Then we reinvest the proceeds from their sale in long-term high-yielding municipal bonds. With the municipal yield curve steepening over the period, the difference between short-term and long-term interest rates grew, and leveraging allowed the fund to generate quite a bit of income. In addition, the leveraging technique effectively extended the fund's duration and helped it to capture more price appreciation during the municipal market rally over the summer.

* SECTOR SELECTIONS REMAIN DRIVEN BY ECONOMY'S STRENGTH

For the most part, the fund's sector strategy and overall credit quality have been unchanged over the past six months. The portfolio's largest position is still in the transportation industry and these holdings, particularly airport and airline-backed bonds, have performed extremely well during the period.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation     22.3%

Health care        20.1%

Utilities          16.6%

Housing            11.9%

Water
and sewer           5.9%


Footnote reads:
*Based on net assets as of 10/31/98. Holdings will vary over time.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A -- 8.3%

Baa -- 24.9%

Ba -- 15.4%

B -- 0.8%

Aa -- 6.9%

Aaa -- 42.1%

VMIG1 -- 1.6%

Footnote reads:
 *As a percentage of market value as of 10/31/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


Utility and health-care holdings also contributed to performance, and these sectors account for a sizable portion of the portfolio. Both industries are often viewed as countercyclical; that is, their performance is not driven by general economic strength. In the recent period, utility bonds benefited strongly from falling interest rates, which reduced the companies' debt service costs and made the bonds more attractive to the investment community. Meanwhile, the health-care industry continued to benefit from the demographic trend toward an aging population, which increases demand for health-care services.

Overall, high-coupon bonds remain a mainstay of the portfolio and continue to generate a steady flow of income for the fund. Blake views these bonds as somewhat defensive holdings because they are highly prized by investors and can provide greater price stability in uncertain times.

* SLIGHTLY SHORTER DURATION SEEKS CONSISTENT PERFORMANCE OVER TIME

For some time now, Blake has positioned the fund with a slightly shorter portfolio duration, which was maintained throughout the semiannual period. Duration, which is measured in years, indicates a portfolio's sensitivity to interest-rate changes. A shorter duration helps protect principal when interest rates are rising and bond prices are falling. A longer duration allows the fund to capture price appreciation in a declining-rate environment but carries a greater risk of loss should rates rise.

While your fund is managed to seek the highest possible level of current income, Blake also works to minimize share price volatility. With market conditions fluctuating throughout the recent period, the fund's moderately shorter duration proved effective, protecting principal value while enabling the fund to maintain a steady income stream.

* OUTLOOK REMAINS CONSTRUCTIVE

As the period drew to a close, municipal bond prices remained particularly attractive relative to U.S. Treasuries. The municipal bond supply has been dropping, and we expect this decline to continue, since most issuers have already taken advantage of low interest rates to refund older bonds financed at higher rates.

In fact, municipal bonds appear well positioned to outperform Treasuries in the months ahead. The Federal Reserve Board has already lowered short-term interest rates three times, which has broadened the difference between short and long-term interest rates. Blake believes this steepening of the yield curve will continue, making the fund's use of leveraging even more effective. At the same time, the fund's holdings remain concentrated in the intermediate maturity range (8 to 15 years) of the yield curve. These maturities have outperformed other sectors of the curve and should continue to do so over the near term. However, there will come a time when a shift into longer maturities will offer better performance. As opportunities appear in the longer-term market, Blake will adjust the portfolio accordingly.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 16, 1998


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Municipal Opportunities Trust is designed for investors seeking high current income free from federal income tax consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 10/31/98

                                             Lehman Bros.
                                    Market   Municipal     Consumer
                              NAV    price   Bond Index   Price Index
-----------------------------------------------------------------------
6 months                     4.52%   14.87%    5.11%          0.80%
-----------------------------------------------------------------------
1 year                       8.49    13.92     8.02           1.36
-----------------------------------------------------------------------
5 years                     38.96    53.73    36.12          12.42
Annual average               6.80     8.98     6.36           2.37
-----------------------------------------------------------------------
Life (since 5/28/93)        47.69    49.68    43.35          13.59
Annual average               7.45     7.71     6.87           2.38
-----------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                                        Market
                                               NAV      price
-----------------------------------------------------------------------
1 year                                         9.80%   10.65%
-----------------------------------------------------------------------
5 years                                       39.95    50.62
Annual average                                 6.95     8.54
-----------------------------------------------------------------------
Life of fund (5/28/93)                        48.46    45.87
Annual average                                 7.68     7.33
-----------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 10/31/98

------------------------------------------------------------------------------
Distributions (common shares)
------------------------------------------------------------------------------
Number                                      6
------------------------------------------------------------------------------
Income                                    $0.453
------------------------------------------------------------------------------
Capital gains1                              --
------------------------------------------------------------------------------
 Total                                    $0.453
------------------------------------------------------------------------------
Preferred shares         Series A        Series B         Series C
                       (800 shares)   (1,620 shares)   (1,620 shares)
------------------------------------------------------------------------------
Income                    $951.53        $453.91          $445.07
------------------------------------------------------------------------------
Capital gains               --             --               --
------------------------------------------------------------------------------
 Total                    $951.53        $453.91          $445.07
------------------------------------------------------------------------------
Share value (common shares)                 NAV         Market price
------------------------------------------------------------------------------
04/30/98                                  $14.05           $13.812
------------------------------------------------------------------------------
10/31/98                                   14.23            15.375
------------------------------------------------------------------------------
Current return (common shares/end of period)
------------------------------------------------------------------------------
Current dividend rate2                      6.37%            5.89%
------------------------------------------------------------------------------
Taxable equivalent3                        10.55             9.75
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities and the net assets allocated to remarketed preferred shares, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
October 31, 1998 (Unaudited)

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
COP             -- Certificate of Participation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FNMA Coll.      -- Federal National Mortgage Association Collateralized
FSA             -- Financial Security Assurance
GNMA Coll.      -- Government National Mortgage Association Collateralized
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
IF COP          -- Inverse Floating Rate Certificate of Participation
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.1%) (a)
PRINCIPAL AMOUNT                                                                                RATINGS(RAT)         VALUE
Alabama (3.8%)
--------------------------------------------------------------------------------------------------------------------------
       $  5,000,000  Butler, Indl. Dev. Board Rev. Bonds
                       (Solid Waste Disp. James River Corp.), 8s, 9/1/28                        BBB-        $    5,743,750
          7,000,000  Jefferson Cnty., Swr. Rev. Bonds, Ser. D,
                       FGIC, 5 3/4s, 2/1/27                                                     Aaa              7,586,250
                                                                                                            --------------
                                                                                                                13,330,000

Alaska (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Valdez Marine Term. Rev. Bonds (BP Pipeline, Inc.),
                       Ser. B, 5 1/2s, 10/1/28                                                  Aa2              5,081,250

Arizona (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,200,000  Pima Cnty., Indl. Dev. Auth. VRDN (Tucson Elec.
                       Pwr. Co.-Irvington), Ser. A, 3.2s, 10/1/22                               VMIG1            4,200,000
          2,860,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                       (Westminster Village), 7 7/8s, 6/1/09                                    BB-/P            3,196,050
                                                                                                            --------------
                                                                                                                 7,396,050

California (7.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Metropolitan Wtr. Dist. IFB (Southern CA
                       Waterwks.), 7.412s, 8/10/18                                              Aa2              3,821,250
          2,000,000  Orange Cnty., Pub. Fac. Corp. COP
                       (Solid Waste Management), 7 7/8s, 12/1/13                                Baa              2,047,300
          5,000,000  San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
                       MBIA, 6 1/2s, 8/1/17 (SEG)                                               Aaa              6,050,000
          6,000,000  San Diego Cnty., COP, AMBAC, 5 5/8s, 9/1/12                                Aaa              6,720,000
          3,000,000  San Diego Cnty., IF COP, AMBAC, 6.92s, 9/1/07                              Aaa              3,600,000
          3,000,000  Southern CA, Pub. Pwr. Auth. Rev. Bonds IFB,
                       FGIC, 6.62s, 7/1/17                                                      Aaa              3,195,000
                                                                                                            --------------
                                                                                                                25,433,550

Colorado (8.7%)
--------------------------------------------------------------------------------------------------------------------------
                     Denver, City & Cnty. Arpt. Rev. Bonds, Ser. A
          6,935,000    8 3/4s, 11/15/23                                                         Baa1             7,888,563
          2,505,000    Prerefunded, 8 3/4s, 11/15/23                                            Aaa              2,905,800
          2,885,000    MBIA, 8 1/2s, 11/15/23                                                   Aaa              3,209,563
            275,000    Prerefunded, MBIA, 8 1/2s, 11/15/23                                      Aaa                305,938
          1,585,000    7 3/4s, 11/15/21                                                         Baa1             1,755,388
            415,000    Prerefunded, 7 3/4s, 11/15/21                                            Aaa                469,469
         13,000,000    MBIA, 5.7s, 11/15/25                                                     Aaa             13,926,250
                                                                                                            --------------
                                                                                                                30,460,971

District of Columbia (3.7%)
--------------------------------------------------------------------------------------------------------------------------
         12,450,000  DC G.O. Bonds, Ser. A, 6s, 6/1/26                                          Ba1             13,103,625

Florida (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,635,000  Broward Cnty., Resource Recvy. Rev. Bonds
                       (SES Broward Cnty. LP South), 7.95s, 12/1/08                             A                2,810,359

Hawaii (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  HI State Hsg. Fin. & Dev. Corp. Single Fam. Mtge.
                       Rev. Bonds, Ser. A, FNMA Coll., 5 3/4s, 7/1/30                           Aa1              2,065,000

Illinois (9.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
                       (United Air Lines, Inc.)
         10,470,000    Ser. 84A, 8.85s, 5/1/18                                                  Baa2            11,608,613
          8,565,000    Ser. C, 8.2s, 5/1/18                                                     Baa2             8,966,527
            300,000  IL Hsg. Dev. Auth. IFB, 10.194s, 2/1/20
                       (acquired 5/28/93, cost $339,825) (RES)                                  Aa1                326,421
         10,000,000  IL Hsg. Dev. Auth. Multi-Fam. Rev. Bonds,
                       Ser. 91A, 8 1/4s, 7/1/16                                                 A1              10,750,000
                                                                                                            --------------
                                                                                                                31,651,561

Indiana (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Indianapolis Indl. Arpt. Auth. Special Fac. Rev. Bonds
                       (Federal Express Corp.), 7.1s, 1/15/17                                   Baa2             2,235,000

Kentucky (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                     Kenton Cnty., Arpt. Board Special Fac. Rev. Bonds
                       (Delta Air Lines, Inc.)
          3,400,000    Ser. A, 7 1/2s, 2/1/20                                                   Baa3             3,718,750
          1,300,000    Ser. B, 7 1/4s, 2/1/22                                                   Baa3             1,417,000
                                                                                                            --------------
                                                                                                                 5,135,750

Louisiana (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          5,500,000  Port of New Orleans, Indl. Dev. Rev. Bonds
                       (Continental Grain Co.), 7 1/2s, 7/1/13                                  BB               5,857,500
          2,850,000  St. Charles, Parish Poll. Control Rev. Bonds
                       (LA Pwr. & Lt. Co.), 8s, 12/1/14                                         Baa3             3,032,400
                                                                                                            --------------
                                                                                                                 8,889,900

Maryland (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,770,000  MD Cmnty. Dev. Admin. Multi-Fam. Hsg., Ser. E,
                       GNMA Coll., FHA Insd, 6.85s, 5/15/25                                     Aa3              5,199,300

Massachusetts (7.7%)
--------------------------------------------------------------------------------------------------------------------------
                     MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
          3,135,000    (Norwood Hosp.), Ser. E, 8s, 7/1/12                                      Ba2              3,210,021
          2,900,000    (Rehab. Hosp. Cape & Islands), Ser. A,
                       7 7/8s, 8/15/24                                                          BB/P             3,277,000
                     MA State Hsg. Fin. Agcy. Rev. Bonds
          3,855,000    (Residential Dev.), Ser. C, FNMA Coll.,
                       6.9s, 11/15/21                                                           Aaa              4,216,406
         11,280,000    Ser. 53, MBIA, 6.15s, 12/1/29                                            Aaa             11,970,900
          3,000,000  MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                       (Southeastern MA), Ser. A, 9s, 7/1/15                                    BB-/P            3,352,500
          1,000,000  MA State Indl. Fin. Agcy. Rev. Bonds
                       (1st Mtge. Brookhaven), Ser. A, 7s, 1/1/15                               BBB-/P           1,082,500
                                                                                                            --------------
                                                                                                                27,109,327

Michigan (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          9,500,000  Detroit, Swr. Disp. Rev. Bonds (Wtr. Supply System),
                       MBIA, 5s, 7/1/25                                                         Aaa              9,357,500
          2,500,000  MI State Hsg. Dev. Auth. Rental Hsg. Rev. Bonds,
                       Ser. A, FSA, 7.55s, 4/1/23                                               Aaa              2,712,500
                                                                                                            --------------
                                                                                                                12,070,000

Minnesota (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Rochester Hlthcare Fac. IFB (Mayo Foundation),
                       Ser. H, 8.32s, 11/15/15                                                  AA+              1,462,500

Mississippi (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                     Claiborne Cnty., Poll. Control Rev. Bonds
          2,500,000    (Middle South Energy, Inc.), Ser. B, 8 1/4s, 6/1/14                      Ba1              2,620,875
          1,350,000    (Syst. Energy Resources, Inc.), 7.3s, 5/1/25                             BBB-             1,420,875
                                                                                                            --------------
                                                                                                                 4,041,750

Nebraska (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,900,000  NE Investment Fin. Auth. Single Fam. Mtge. IFB,
                       Ser. 2, GNMA Coll., 11.429s, 9/10/30                                     Aaa              2,120,875

Nevada (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                     Clark Cnty., Indl. Dev. Rev. Bonds
                       (Southwest Gas Corp.)
          2,750,000    Ser. B, 7 1/2s, 9/1/32                                                   Baa2             3,052,500
          3,000,000    Ser. A, 6 1/2s, 12/1/33                                                  Baa2             3,258,750
                                                                                                            --------------
                                                                                                                 6,311,250

New Hampshire (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                     NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
          2,600,000    (Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23                           BB/P             2,704,000
          1,250,000    (NH College), 6 3/8s, 1/1/27                                             BBB-             1,329,688
                                                                                                            --------------
                                                                                                                 4,033,688

New Jersey (8.3%)
--------------------------------------------------------------------------------------------------------------------------
          9,000,000  NJ Econ. Dev. Auth. Elec. Energy Fac. Rev. Bonds
                       (Vineland Cogeneration L.P.), 7 7/8s, 6/1/19                             BB+              9,900,000
                     NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
          3,500,000    (Kimball Med. Ctr.), Ser. C, 8s, 7/1/13                                  Baa3             3,819,375
          2,490,000    (Raritan Bay Med. Ctr.), 7 1/4s, 7/1/14                                  B-/P             2,648,738
         10,000,000  Salem Cnty., Indl. Poll. Ctrl. Fin. Auth. Rev. Bonds,
                       8.841s, MBIA, 10/1/29 (acquired 10/28/94,
                       cost $9,750,000) (RES)                                                   Aaa             12,662,500
                                                                                                            --------------
                                                                                                                29,030,613

New York (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,400,000  NY City, Hlth. & Hosp. Corp. VRDN (Hlth. Syst.),
                       Ser. D, 2.8s, 2/15/26                                                    VMIG1            1,400,000
          4,600,000  NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
                       (American Airlines, Inc.), 8s, 7/1/20                                    Baa2             4,715,552
                                                                                                            --------------
                                                                                                                 6,115,552

North Carolina (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds,
                       Ser. B, MBIA, 6s, 1/1/22                                                 Aaa              2,305,000

Ohio (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,163,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. A-2,
                       GNMA Coll., 9.796s, 3/24/31                                              Aaa              2,441,486

Pennsylvania (7.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
                       (Pittsburgh Mercy Hlth. Syst.), AMBAC,
                       5 5/8s, 8/15/26                                                          Aaa              5,593,750
          7,000,000  Montgomery Cnty., Higher Ed. & Hlth. Auth.
                       Hosp. Rev. Bonds (UTD Hosp.), Ser. B,
                       8 3/8s, 11/1/11                                                          AAA              7,500,850
          3,000,000  PA Econ. Dev. Fin. Auth. Wastewtr. Treatment
                       Rev. Bonds (Sun Co., Inc.), Ser. A, 7.6s, 12/1/24                        Baa2             3,498,750
                     PA State Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds (Colver)
          3,000,000    Ser. E, 8.05s, 12/1/15                                                   BB-/P            3,438,750
          1,000,000    Ser. D, 7.15s, 12/1/18                                                   BBB-             1,112,500
          5,000,000  PA State Higher Ed. Assistance Agcy. Student Loan
                       IFB, AMBAC, 9.693s, 9/1/26                                               Aaa              5,750,000
                                                                                                            --------------
                                                                                                                26,894,600

South Carolina (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,500,000  Spartanburg Cnty. Solid Waste Disp. Rev. Bonds
                       (Bayerische Motoren Werke), 7.55s, 11/1/24                               A/P              5,169,375

Texas (13.6%)
--------------------------------------------------------------------------------------------------------------------------
          5,500,000  Alliance, Arpt. Auth. Special Fac. Rev. Bonds
                       (American Airlines, Inc.), 7 1/2s, 12/1/29                               Baa2             5,878,125
                     Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
                       (St. Luke's Lutheran Hosp.)
          4,800,000    7.9s, 5/1/18                                                             AAA/P            5,586,000
          2,000,000    7.9s, 5/1/11                                                             AAA/P            2,327,500
         12,000,000    FSA, 6.1s, 11/15/23                                                      Aaa             13,350,000
          4,500,000  Brazos River, Poll. Control Auth. Rev. Bonds
                       (TX Utils. Elec. Co.), Ser. A, 7 7/8s, 3/1/21                            Baa1             4,899,375
          4,000,000  Dallas-Fort Worth, Regl. Joint Rev. Bonds, Ser. A,
                       FGIC, 6 5/8s, 11/1/21                                                    Aaa              4,260,000
          2,365,000  Jefferson Cnty., Hlth. Fac. Dev. Corp. Hosp.
                       Rev. Bonds (Baptist Healthcare Syst.),
                       8 7/8s, 6/1/21                                                           Ba1              2,464,070
          3,000,000  Lower Neches Valley, Indl. Dev. Swr. Auth. Rev. Bonds
                       (Mobil Oil Refining Corp.), 6.4s, 3/1/30                                 Aa2              3,285,000
          5,000,000  Titus Cnty., Fresh Wtr. Supply Dist. No. 1 Poll.
                       Rev. Bonds (Southwestern Elec. Pwr. Co.),
                       Ser. A, 8.2s, 8/1/11                                                     A1               5,593,750
                                                                                                            --------------
                                                                                                                47,643,820

Utah (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Salt Lake City, Hosp. IFB, AMBAC (IHC Hosps. Inc.),
                       9.92s, 5/15/20 (acquired 6/6/97,
                       cost $1,168,906) (RES)                                                   Aaa              1,167,500

Virginia (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Fairfax Cnty., Indl. Dev. Auth. IFB (Fairfax Hosp. Syst.),
                       Ser. C, 9.987s, 8/29/23                                                  Aaa              3,603,750

Washington (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Chelan Cnty., Dev. Corp. Rev. Bonds
                       (Poll. Control-Alcoa), 5.85s, 12/1/31                                    A1               4,220,000
          2,250,000  King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32                             Aa1              2,505,938
                                                                                                            --------------
                                                                                                                 6,725,938

Wyoming (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,925,000  Sweetwater Cnty., Solid Waste Disp. Rev. Bonds
                       (FMC Corp.), Ser. A, 7s, 6/1/24                                          Baa2             3,257,715
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $330,571,668) (b)                                              $  344,297,055
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $351,019,931.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      October 31, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $330,571,668, resulting in gross unrealized appreciation and depreciation of $17,121,381 and $3,395,994, respectively, or net unrealized appreciation of $13,725,387.

 (RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 1998 was $14,156,421 or 4.0% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 1998.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at October 31, 1998.

      The fund had the following industry group concentrations greater than 10% at October 31, 1998 (as a percentage of net assets):

          Transportation   22.3%
          Health care      20.1
          Utilities        16.6
          Housing          11.9

      The fund had the following insurance concentrations greater than 10% at October 31, 1998 (as a percentage of net assets):

          MBIA             17.0%

-------------------------------------------------------------------------------
Futures Contracts Outstanding at October 31, 1998 (Unaudited)
                                     Aggregate Face     Expiration  Unrealized
                         Total Value      Value            Date    Depreciation
-------------------------------------------------------------------------------
Muni Bond Index (long)   $4,893,281    $4,900,847         Dec-98      $(7,566)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $330,571,668) (Note 1)                                            $344,297,055
-----------------------------------------------------------------------------------------------
Cash                                                                                    464,182
-----------------------------------------------------------------------------------------------
Interest receivable                                                                   7,668,756
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          535,000
-----------------------------------------------------------------------------------------------
Total assets                                                                        352,964,993

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             29,250
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 1,219,804
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            622,945
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               29,490
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           10,962
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                544
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   32,067
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,945,062
-----------------------------------------------------------------------------------------------
Net assets                                                                         $351,019,931

Represented by
-----------------------------------------------------------------------------------------------
Series A remarketed preferred shares (800 shares issued
and outstanding at $50,000 per share) (Note 4)                                    $  40,000,000
-----------------------------------------------------------------------------------------------
Series B and C remarketed preferred shares (3,240 shares
issued and outstanding at $25,000 per share) (Note 4)                                81,000,000
-----------------------------------------------------------------------------------------------
Paid-in capital -- common shares (unlimited shares authorized) (Note 1)             225,201,194
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (222,803)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (8,676,281)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           13,717,821
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $351,019,931

Computation of net asset value
-----------------------------------------------------------------------------------------------
Series A, B and C remarketed preferred shares                                      $121,000,000
-----------------------------------------------------------------------------------------------
Cumulative undeclared dividends on remarketed preferred shares                           52,406
-----------------------------------------------------------------------------------------------
Net assets allocated to remarketed preferred shares --
liquidation preference                                                             $121,052,406
-----------------------------------------------------------------------------------------------
Net assets available to common shares                                              $229,967,525
-----------------------------------------------------------------------------------------------
Net asset value per common share
($229,967,525 divided by 16,157,092 shares)                                              $14.23
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended October 31, 1998 (Unaudited)
Tax exempt interest income:                                                         $11,186,442
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,249,782
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          138,454
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        8,344
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,251
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              571
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  12,145
-----------------------------------------------------------------------------------------------
Auditing                                                                                 12,767
-----------------------------------------------------------------------------------------------
Legal                                                                                    12,162
-----------------------------------------------------------------------------------------------
Postage                                                                                  11,785
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    12,130
-----------------------------------------------------------------------------------------------
Preferred share remarketing agent fees                                                  146,639
-----------------------------------------------------------------------------------------------
Other                                                                                    15,101
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,623,131
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (14,022)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,609,109
-----------------------------------------------------------------------------------------------
Net investment income                                                                 9,577,333
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (332,763)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         208,687
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period              3,064,843
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               2,940,767
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $12,518,100
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended      Year ended
                                                                                     October 31        April 30
                                                                                           1998*           1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $9,577,333     $18,777,182
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (124,076)        706,599
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            3,064,843       7,410,481
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 12,518,100      26,894,262

Distributions to remarketed preferred shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (2,217,571)     (3,723,124)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations
applicable to common shareholders (excluding cumulative
undeclared dividends on remarketed preferred
shares of $52,406 and $96,746 respectively)                                          10,300,529      23,171,138

Distributions to common shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (7,319,018)    (14,961,504)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                                     --      81,000,000
---------------------------------------------------------------------------------------------------------------
Remarketed preferred share offering costs (Note 4)                                           --      (1,179,044)
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          2,981,511      88,030,590

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 348,038,420     260,007,830
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $222,803 and
$263,547, respectively)                                                            $351,019,931    $348,038,420

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Common shares outstanding at beginning and
end of period                                                                        16,157,092      16,157,092
---------------------------------------------------------------------------------------------------------------
Remarketed preferred shares outstanding at
beginning of period                                                                       4,040             800
---------------------------------------------------------------------------------------------------------------
Remarketed preferred shares issued (Note 4)                                                  --           3,240
---------------------------------------------------------------------------------------------------------------
Remarketed preferred shares outstanding at end of period                                  4,040           4,040
---------------------------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                       October 31                                                                          May 28, 1993+
operating performance           (Unaudited)                           Year ended April 30                           to April 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
(common shares)                   $14.05           $13.61           $13.50           $13.23           $13.57           $14.07(e)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .59             1.16              .99              .99             1.02              .94(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .17              .51              .20              .36             (.16)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations     .76             1.67             1.19             1.35              .86              .35
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------------------------------------------------------------------------------------------------------
To preferred shareholders           (.13)            (.23)(f)         (.09)            (.09)            (.08)            (.05)(f)
------------------------------------------------------------------------------------------------------------------------------------
To common shareholders              (.45)            (.93)            (.96)            (.99)            (.99)            (.70)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income:
------------------------------------------------------------------------------------------------------------------------------------
To common shareholders                --               --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains on investments:
------------------------------------------------------------------------------------------------------------------------------------
To common shareholders                --               --               --               --             (.09)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
In excess of capital gains:
------------------------------------------------------------------------------------------------------------------------------------
To common shareholders                --               --               --               --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions:                (.58)           (1.16)           (1.08)           (1.08)           (1.19)            (.80)
------------------------------------------------------------------------------------------------------------------------------------
Preferred share offering costs        --             (.07)              --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Common share offering costs           --               --               --               --             (.01)(g)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
(common shares)                   $14.23           $14.05           $13.61           $13.50           $13.23           $13.57
------------------------------------------------------------------------------------------------------------------------------------
Market value, end of period
(common shares)                  $15.375          $13.812          $13.875          $13.625          $12.250          $12.625
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return, at market value
(common shares) (%)(b)             14.87*            6.13             9.24            19.64             5.82           (11.22)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (total fund)
(in thousands)                  $351,020         $348,038         $260,008         $258,119         $253,785         $259,295
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)         .71*            1.30             1.08             1.05              .95              .94*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)        3.22*            6.64             6.60             6.54             6.04             6.14*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)            0*           26.37            20.52            49.97            59.13            60.52*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects a waiver of the management fee for the period May 28, 1993 to June 13, 1993.
    As a result of the waiver, expenses of the fund for the period ended April 30, 1994 reflect a reduction of less than $0.01 per share.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Ratios reflect net assets available to common shares only: net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

(d) The ratio of expenses to average net assets for the year ended April 30, 1996 and thereafter, include amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(e) Represents initial net asset value of $14.10 less offering expenses of $0.03.

(f) Series A preferred shares were issued on August 3, 1993. Series B and C preferred shares were issued on July 7, 1997.

(g) Adjustments of the original offering costs to reflect actual costs incurred.




Notes to financial statements
October 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Municipal Opportunities Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The fund intends to achieve its objective by investing in a portfolio of investment grade municipal bonds that Putnam Investment Management, Inc. ("Putnam Management"), the Fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes to be consistent with preservation of capital.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At April 30, 1998, the fund had a capital loss carryover of approximately $7,225,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

    Loss Carryover                     Expiration
 ----------------------         ----------------------
      $2,644,000                    April 30, 2003
       4,581,000                    April 30, 2004

E) Distributions to shareholders Distributions to common and preferred shareholders are recorded by the fund on the ex-dividend date. Dividends on remarketed preferred shares become payable when, as and if declared by the Trustees. Each dividend period for the remarketed preferred shares is generally a 28-day period for Series A and a 7-day period for Series B and
C. The applicable dividend rate for the remarketed preferred shares on October 31, 1998 was Series A 3.20%, Series B 3.05%, and Series C 3.35%. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Determination of net asset value Net asset value of the common shares is determined by dividing the value of all assets of the fund, less all liabilities and the liquidation preference of any outstanding remarketed preferred shares, by the total number of common shares outstanding.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on original issue discount bonds are accreted according to the yield to maturity basis.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $31,878. The expenses have been fully amortized over a five-year period as of October 31, 1998.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services and administrative services is paid quarterly based on the average net assets of the fund, including amounts attributable to any preferred shares that may be outstanding. Such fees in the aggregate are based on the annual rate of 0.70% of the first $500 million of the average net asset value of the fund, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% thereafter.

If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the fund's gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Putnam Management for that period will be reduced by the amount of the excess (but not more than .70% of the liquidation preference of the remarketed preferred shares\outstanding during the period).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended October 31, 1998, fund expenses were reduced by $14,022 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $520 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended October 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $- and $6,460,950, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Remarketed preferred shares

On July 7, 1997, the fund issued 1,620 Series B and 1,620 Series C remarketed preferred shares. Proceeds to the fund, before underwriting expenses of $810,000 and offering expenses of $369,044, amounted to $81,000,000. Such offering expenses and the fund underwriting expenditures were paid initially by Putnam Management, and the fund reimbursed Putnam Management for such costs. These expenses were charged against net assets of the fund available to common shareholders.

The Series A, B and C shares are redeemable at the option of the fund on any dividend payment date at a redemption price of $50,000, $25,000 and $25,000, respectively per share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.

It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the fund earns taxable income and capital gains by the conclusion of a fiscal year, it will be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.

Under the Investment Company Act of 1940, the fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares as of the last business day of each month in which any such shares are outstanding. Additionally, the fund is required to meet more stringent asset coverage requirements under terms of the remarketed preferred shares and the shares' rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At October 31, 1998, no such restrictions have been placed on the fund.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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[47858  215  12/98]